Summary of Short-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Short-term Investment [Abstract]
Beginning Balance	$ 1,118
Acquisition of marketable securities in merger with Ely		$ 1,291
Acquisition of Golden Valley and Abitibi	23,360
Addition	949
Dispositions	(17,659)
Fair value change due to price change	(619)	(168)
Fair value change due to foreign exchange	50	(5)
Ending Balance	$ 7,199	$ 1,118